Organization	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1. Organization
SiriusPoint Ltd. (together with its consolidated subsidiaries, “SiriusPoint” or the “Company”) was incorporated under the laws of Bermuda on October 6, 2011. Through its reinsurance subsidiaries, the Company is a provider of global property and casualty reinsurance products. Through December 31, 2020, the Company operated through two licensed reinsurance subsidiaries, Third Point Reinsurance Company Ltd. (“Third Point Re BDA”), a Bermuda reinsurance company that commenced operations in January 2012, and Third Point Reinsurance (USA) Ltd. (“Third Point Re USA”).
Third Point Re USA is a Bermuda reinsurance company that was incorporated on November 21, 2014 and commenced operations in February 2015. Third Point Re USA made an election under Section 953(d) of the U.S. Internal Revenue Code of 1986, as amended, to be taxed as a U.S. entity. Third Point Re USA prices and underwrites reinsurance business from an office in the United States. Third Point Re USA is a wholly owned subsidiary of Third Point Re (USA) Holdings Inc. (“TPRUSA”), an intermediate holding company based in the U.S., which is a wholly owned subsidiary of Third Point Re (UK) Holdings Ltd. (“Third Point Re UK”), an intermediate holding company based in the United Kingdom. Third Point Re UK is a wholly owned subsidiary of SiriusPoint.
In August 2012, the Company established a wholly-owned subsidiary in the United Kingdom, Third Point Re Marketing (UK) Limited (“TPRUK”). In May 2013, TPRUK was licensed as an insurance intermediary by the UK Financial Conduct Authority.
In September 2020, the Company co-founded Arcadian Risk Capital Ltd (“Arcadian”), a managing general agent incorporated in Bermuda writing business on behalf of the Company. Arcadian commenced operations on October 1, 2020. Arcadian is considered a variable interest entity and the Company is the primary beneficiary. As a result, Arcadian is consolidated by the Company and all significant intercompany accounts and transactions have been eliminated.
These consolidated financial statements include the results of the Company and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.
Tabular amounts are in U.S. Dollars in thousands, except share amounts, unless otherwise noted.